LONG-TERM LOANS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM LOANS
Minimum period considered for interest loan calculation	5 years
Interest rate, basis spread	136bps
Balance of loan		¥ 247,462	¥ 90,620
360 Changfeng
LONG-TERM LOANS
Loan amount	¥ 1,000,000
Tenure	25 years